Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

December 31, 2011

Dates Covered
Collections Period	12/01/11 - 12/31/11
Interest Accrual Period	12/15/11 - 01/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/11	697,809,268.13	40,264
Yield Supplement Overcollateralization Amount at 11/30/11	21,684,051.88	0

Receivables Balance at 11/30/11	719,493,320.01	40,264
Principal Payments	20,156,769.69	870
Defaulted Receivables	247,190.07	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/11	20,806,079.11	0

Pool Balance at 12/31/11	678,283,281.14	39,384

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	6,073,594.20	586
Past Due 61-90 days	1,282,184.59	94
Past Due 91 + days	127,410.23	12

Total	7,483,189.02	692

Total 31+ Delinquent as % Ending Pool Balance	1.10%
Recoveries	154,375.00
Aggregate Net Losses/(Gains)—December 2011	92,815.07
Overcollateralization Target Amount	35,609,872.26
Actual Overcollateralization	25,111,122.06
Weighted Average APR	4.45%
Weighted Average APR, Yield Adjusted	5.87%
Weighted Average Remaining Term	57.49

Flow of Funds	$ Amount
Collections	22,897,934.83
Advances	18,167.42
Investment Earnings on Cash Accounts	3,332.22
Servicing Fee	(599,577.77)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,319,856.70

Distributions of Available Funds
(1) Class A Interest	446,485.64
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,841,702.61
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	22,319,856.70

Servicing Fee	599,577.77
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 12/15/11	675,013,861.69
Principal Paid	21,841,702.61
Note Balance @ 01/17/12	653,172,159.08

Class A-1
Note Balance @ 12/15/11	128,289,861.69
Principal Paid	21,841,702.61
Note Balance @ 01/17/12	106,448,159.08
Note Factor @ 01/17/12	67.3722526%

Class A-2
Note Balance @ 12/15/11	197,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	197,000,000.00
Note Factor @ 01/17/12	100.0000000%

Class A-3
Note Balance @ 12/15/11	243,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	243,000,000.00
Note Factor @ 01/17/12	100.0000000%

Class A-4
Note Balance @ 12/15/11	87,531,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	87,531,000.00
Note Factor @ 01/17/12	100.0000000%

Class B
Note Balance @ 12/15/11	19,193,000.00
Principal Paid	0.00
Note Balance @ 01/17/12	19,193,000.00
Note Factor @ 01/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	478,154.09
Total Principal Paid	21,841,702.61

Total Paid	22,319,856.70

Class A-1
Coupon	0.41126%
Interest Paid	48,363.78
Principal Paid	21,841,702.61

Total Paid to A-1 Holders	21,890,066.39

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	0.00

Total Paid to A-2 Holders	106,708.33

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6784984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.9932720

Total Distribution Amount	31.6717704

A-1 Interest Distribution Amount	0.3060999
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.2386241

Total A-1 Distribution Amount	138.5447240

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5416666

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/11	55,339.66
Balance as of 12/31/11	73,507.08
Change	18,167.42

Reserve Account
Balance as of 12/15/11	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 01/17/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07